Note 8 - Federal Funds Purchased and Other Borrowings - Schedule of Other Borrowings (Details) (Parentheticals) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Note Payable With Interest At 4.00% [Member]
Debt instrument, interest rate, stated percentage	4.00%	4.00%
Debt instrument, maturity date	Dec. 01, 2028	Dec. 01, 2028
Debt instrument, periodic principal payments	$ 250,000,000	$ 250,000,000
Note Payable With Interest At 4.875% [Member]
Debt instrument, interest rate, stated percentage	4.875%	4.875%
Debt instrument, maturity date	Sep. 01, 2022	Sep. 01, 2022
Debt instrument, periodic principal payments	$ 250,000	$ 250,000